REGENT                        Ranked # [Graphic: Large #1]
EASTERN
EUROPEAN
FUND
                                        for the year 3/31/97 - 3/31/98
                                        According to Lipper Analytical Services


      1Year    +15.08%

Ranked first out of 154 other funds
in the emerging market category.

                                        Call
                                        1-800-US-FUNDS
                                        1-800-873-8637
[Graphic: U.S. Global Investors Logo]
                                        to receive investment
                                        literature and a prospectus.

                                        WWW.usfunds.com

Investing in emerging markets carries special risks which are described in the Regent Eastern European prospectus. For more information, including fees and expenses, call an Institutional Marketing
Representative at 1-800-873-3639. Please read the prospectus carefully before investing.

         The total return set forth above is from the Fund's inception of 3/31/97. Past performance is no guarantee of future results. Investment returns and principal value may vary, and you may have a gain or loss when
you sell shares.        IBD195